Revenue from Contracts with Customers (Details) - Schedule of disaggregation of revenue - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenue	$ 8,804	$ 200
Project revenue [Member]
Disaggregation of Revenue [Line Items]
Total revenue	2,342
Services revenue [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 6,462	$ 200